Note 20 - Inventories - Components of Inventory (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Consumable stores*	[1]	$ 18,001	$ 17,645
Gold in progress @	[2]	2,303	689
Inventories		$ 20,304	$ 18,334

[1]	Included in consumables stores is an amount of ($1,793) (2022: ($1,510)) for provision for obsolete stock for items that are not compatible with plant and equipment currently in use.
[2]	Gold work in progress balance as at December 31, 2023 consists of 3,057 ounces (2022: 1,123 ounces).